Note 25 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
In R$	2021	(i)	2020	(i)	2019	(i)

Fair value of options granted	-		4.04		4.50
Share price	-		18.05		17.66
Exercise price	-		18.05		17.66
Expected volatility	-		22.3%		23.8%
Vesting year	-		5		5
Expected dividends	-		5%		5%
Risk-free interest rate	-		6.8%	(ii)	7.8%	(ii)

Disclosure of the number of outstanding options [text block]
Thousand options	2021	2020	2019

Options outstanding at January 1	127,265	141,736	141,328
Options issued during the period	-	22	24,593
Options exercised during the period	(5,247)	(5,730)	(7,849)
Options forfeited during the period	(8,258)	(8,763)	(16,336)
Options outstanding at the end of the year	113,760	127,265	141,736

Disclosure of weighted average exercise prices of share options [text block]
In R$ per share	2021	2020	2019

Options outstanding at January 1	19.81	18.53	16.16
Options issued during the period	-	18.05	18.05
Options forfeited during the period	25.27	22.96	21.24
Options exercised during the period	13.16	8.30	9.07
Options outstanding at the end of the period	19.92	19.81	18.53
Options exercisable at the end of the period	21.14	23.70	19.12

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Thousand deferred shares	2021	2020	2019

Deferred shares outstanding at January	6,065	7,926	12,308
New deferred shares during the period	110	153	208
Deferred shares granted during the period	(4,964)	(1,901)	(4,167)
Deferred shares forfeited during the period	(43)	(113)	(423)
Deferred shares outstanding at the end of the year	1,168	6,065	7,926
Thousand restricted shares	2021	2020	2019

Restricted shares outstanding at January	43,458	23,836	12,656
New restricted shares during the period	20,629	21,066	11,838
Restricted shares granted during the period	(22)	-	-
Restricted shares forfeited during the period	(1,520)	(1,444)	(658)
Restricted shares outstanding at the end of the year	62,545	43,458	23,836